Related Party Transactions (Details) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 11, 2021	Aug. 05, 2021	Feb. 10, 2021	Feb. 10, 2021	Mar. 17, 2023	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Jul. 20, 2021
Related Party Transactions (Details) [Line Items]
Minimum percentage of common stock to be owned by the initial shareholders						20.00%			20.00%
Share price (in Dollars per share)						$ 10.15			$ 9.91
Stock-based compensation expense
Principal amount					$ 750,000
Working capital loan description					The March Working Capital Loan bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company’s initial Business Combination is consummated and (ii) the liquidation of the Company on or before December 5, 2023, or such later liquidation date as may be approved by the Company’s stockholders. At the election of the Sponsor, the unpaid principal amount of the March Working Capital Loan may be converted into warrants of the Company (the “Conversion Warrants”) with the total Conversion Warrants so issued equal to: (x) the portion of the principal amount of the March Working Capital Loan being converted divided by (y) $1.00, rounded up to the nearest whole number of warrants. On March 31, 2023, the Company drew $60,000 from the March Working Capital Loan, which has not yet been repaid as of March 31, 202 3. Through May 18, 2023, the total amount drawn by the Company from the March Working Capital Loan was $400,000.
Fair value of the working capital loan						$ 41,332			$ 0
Borrowing amount									60,000
Fair value									$ 18,668
Incurred expenses								$ 46,811
Services charge paid								$44,558
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid certain expenses			$ 25,000	$ 25,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Grant date fair value (in Shares)						1,404,532			1,404,532
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period, shares, issued for sponsor (in Shares)			7,187,500	7,187,500
Common Stock Shares Subject To Forfeiture (in Shares)			937,500	937,500
Minimum percentage of common stock to be owned by the initial shareholders			20.00%	20.00%
Forfeited shares (in Shares)	937,500								937,500
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)									$ 18
Class A Common Stock [Member] | Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during the period shares new issues (in Shares)		25,000,000
Sale of stock issue price per share (in Dollars per share)		$ 10
Sponsor [Member] | Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)						$ 12			$ 12
Number of trading days for determining the share price						20 days			20 days
Number of consecutive trading days for determining the share price						30 days			30 days
Waiting period after business combination for determining the share price						150 days			150 days
Related Party Loans [Member]
Related Party Transactions (Details) [Line Items]
Fair value									$ 41,332
Sponsor [Member] | Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Lock in period						1 year			1 year
Sponsor [Member] | Additional Anchor Investors [Member] | Subscription Agreement [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period value new issues						$ 3,938			$ 3,938
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans converted into warrants at a later date						$ 1,500,000			$ 1,500,000
Anchor Investors [Member] | Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during the period shares new issues (in Shares)						2,400,000			2,400,000
Sale of stock issue price per share (in Dollars per share)						$ 10			$ 10
Original Anchor Investors [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock issue price per share (in Dollars per share)						$ 4.09			$ 4.09
Fair value of the founder shares sold to investors						$ 1,796,901			$ 1,796,901
Original Anchor Investors [Member] | Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during the period shares new issues (in Shares)						1,200,000			1,200,000
Sale of stock issue price per share (in Dollars per share)						$ 10			$ 10
Additional Anchor Investors [Member]
Related Party Transactions (Details) [Line Items]
Estimated fair value of founder shares										$ 7,211,250
Estimated fair value of founder shares per share value (in Dollars per share)										$ 6.41
Additional Anchor Investors [Member] | Sponsor [Member] | Subscription Agreement [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)						$ 0.004			$ 0.004
Stock issued during the period shares new issues (in Shares)						1,125,000			1,125,000
Working Capital Loans [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument conversion price per share (in Dollars per share)						$ 1			$ 1
Bank Overdrafts
Promissory Note [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Received proceeds			$ 350,000	$ 350,000
Daniel J. Edelman Inc. [Member] | Public Relation Services [Member] | Accounts Payable [Member]
Related Party Transactions (Details) [Line Items]
Accounts payable								$ 2,253